GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the breakdown of, and changes to, the balance of goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2020	2019	2020	2019	2020	2019
Balance, beginning of year	$15,412	$9,198	$(862)	$(383)	$14,550	$8,815
Acquisitions through business combinations	145	6,125	—	—	145	6,125
Impairment losses	—	—	(3)	(453)	(3)	(453)
Foreign currency translation and other[1]	(18)	89	40	(26)	22	63
Balance, end of year	$15,539	$15,412	$(825)	$(862)	$14,714	$14,550
1.Includes adjustment to goodwill based on final purchase price allocation.

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2020		Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$491		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Corporate bonds	286		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
Common shares and warrants	1,389		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
			Black-Scholes model	• Volatility	•Increases (decreases) in volatility increase (decreases) fair value
				• Term to maturity	•Increases (decreases) in term to maturity increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,380)		Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
				• Terminal capitalization rate	•Increases (decreases) in terminal capitalization rate decrease (increase) fair value
				• Investment horizon	•Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	135	/	Discounted cash flows	• Future cash flows	•Increases (decreases) in future cash flows increase (decrease) fair value
	(724)
				• Discount rate	•Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Significant unobservable inputs (Level 3) are utilized when determining the fair value of investment properties. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis[1]	• Future cash flows – primarily driven by net operating income	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
1.Certain investment properties are valued using the direct capitalization method instead of a discounted cash flow model. Under the direct capitalization method, a capitalization rate is applied to estimated current year cash flows.
The following table summarizes the key valuation metrics of the company’s investment properties:

	2020			2019
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12	7.0%	5.6%	12
Canada	5.9%	5.2%	10	5.9%	5.2%	10
Australia	6.6%	5.7%	10	6.8%	5.9%	10
Europe	5.2%	3.8%	10	4.6%	4.1%	11
Brazil	7.6%	7.0%	10	7.9%	7.4%	10
Core retail	7.0%	5.3%	10	6.7%	5.4%	10
LP investments and other
LP investments office	9.7%	7.2%	7	10.0%	7.3%	7
LP investments retail	8.7%	7.0%	10	8.8%	7.3%	10
Mixed-use	7.3%	5.2%	10	7.6%	5.4%	10
Logistics[1]	—%	n/a	n/a	5.8%	n/a	n/a
Multifamily[1]	4.9%	n/a	n/a	5.1%	n/a	n/a
Triple net lease[1]	6.2%	n/a	n/a	6.3%	n/a	n/a
Self-storage[1]	—%	n/a	n/a	5.6%	n/a	n/a
Student housing[1]	4.9%	n/a	n/a	5.8%	n/a	n/a
Manufactured housing[1]	4.8%	n/a	n/a	5.5%	n/a	n/a
Directly held real estate properties[2]	5.1 – 9.3%	5.4%	19	5.2 – 9.2%	6.1%	19
Other investment properties[1,3]	5.0 – 8.7%	n/a	n/a	8.9%	n/a	n/a
1.Logistics, multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.
2.We use either the discounted cash flow or the direct capitalization method when valuing our directly held real estate properties. The rates presented as the discount rate represent the overall implied capitalization rates for investment properties that are valued using the direct capitalization approach.
3.Other investment properties include
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2020 and 2019 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rate
Contracted	4.1 – 4.5%	4.6 – 4.9%	7.3%	8.2%	8.1%	9.0%	3.0 – 3.6%	3.5 – 4.0%
Uncontracted	5.6 – 6.0%	6.1 – 6.4%	8.6%	9.5%	9.4%	10.3%	3.6 – 4.7%	4.0 – 5.3%
Terminal capitalization rate[1]	5.8 – 6.2%	6.2 – 6.7%	n/a	n/a	8.9%	9.8%	n/a	n/a
Exit date	2041	2040	2048	2047	2040	2039	2035	2035
1.    Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
Key valuation metrics of the company’s utilities, transport, midstream, data and sustainable resources assets at the end of 2020 and 2019 are summarized below.

	Utilities		Transport		Midstream		Sustainable Resources
AS AT DEC. 31	2020	2019	2020	2019	2020	2019	2020	2019
Discount rates	7 – 14%	7 – 14%	7 – 13%	7 – 13%	15%	15%	6%	5 – 10%
Terminal capitalization multiples	7x – 23x	8x – 21x	9x – 14x	9x – 14x	10x	10x	6x	5x – 10x
Investment horizon/Exit date (years)	10	10 – 20	10	10 – 20	5 – 10	5 – 10	10	3 – 21
We use a discounted cash flow valuation to determine the recoverable amount and consider the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate/multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date/terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year

Disclosure of detailed information about goodwill
Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2020	2019
Infrastructure	(a)	$6,634	$6,553
Private equity	(b)	5,244	5,218
Real estate	(c)	1,404	1,357
Renewable power	(d)	970	977
Asset management		368	328
Other		94	117
Total		$14,714	$14,550